BBH TRUST

BBH International Equity Fund
class n shares (“BBHEX”)
class i shares (“BBHLX”)

SUPPLEMENT DATED NOVEMBER 14, 2013
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2013
AND SUPPLEMENTED ON JULY 23, 2013

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.

Effective immediately, the following information replaces the information for the Walter Scott team members under the Portfolio Manager Information section on page 26 of the SAI:

Rodger Nisbet

Mr. Nisbet is the Executive Chairman of Walter Scott.  He joined the firm in 1993 and headed up the Client Service Group after working in the investment team for a number of years.  Prior to joining the firm he ran his own real estate business.  He holds a BA (hons) in Environmental Design from the University of Dundee.

Jane Henderson

Ms. Henderson is the Managing Director of Walter Scott. She joined the firm in 1995 and co-chaired the Investment Management Group prior to becoming Managing Director in 2010.  She holds a BSc (hons) in Marine and Environmental Biology from the University of St. Andrews.

Roy Leckie

Mr. Leckie is a Director of Walter Scott and along with Charles Macquaker leads the Investment Management Group.  He is also a member of the Asia Pacific research team.  He joined the firm in 1995.  He holds a BSc (hons) in Statistics from the University of Glasgow.

Charles Macquaker

Mr. Macquaker is a Director of Walter Scott and along with Roy Leckie leads the Investment Management Group.  He is also a member of the Americas research team.  Mr. Macquaker joined the firm in 1991.  He holds a BSc (Econ) (hons) in European Studies from Buckingham University.

Hilda West

Ms. West is a Senior Investment Manager within the firm’s Europe, Middle East and Africa research team.  She joined Walter Scott in 1995.  Ms. West holds a BA (hons) in Business Studies from Napier University, Edinburgh.

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